Document And Entity Information	12 Months Ended
Dec. 31, 2017
Document Information [Line Items]
Entity Registrant Name	MEDLEY MANAGEMENT INC.
Entity Central Index Key	0001611110
Document Type	8-K
Document Period End Date	Dec. 31, 2017
Document Fiscal Period Focus	FY
Amendment Flag	false